Investments in associates and joint ventures (Details Narrative) $ / shares in Units, shares in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2023 ARS ($) $ / shares shares	Jun. 30, 2022 ARS ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2019 ARS ($)	Jan. 20, 2015 ARS ($)
Statement [Line Items]
Provisional Balance due		$ 11,085,086
Value of Group's interest in equity		26,000,000	$ 15,000,000		$ 35,780,000,000
Aforementioned amount		11,000,000
Reduction in the value		$ 1,741,000,000	$ 1,638,000,000
Quality Invest [Member]
Statement [Line Items]
Amount owed						$ 19,000,000
% ownership interest		50.00%	50.00%
BHSA [Member]
Statement [Line Items]
Treasury stock | shares		25.2		25.2
Investmen values		$ 25,676,000,000	$ 20,868,000,000
Market Price | $ / shares		$ 34.95
Treasury shares				$ 30
Description of assumptions for future business cash flows		The discount rate used to discount actual dividend flows was 18.51% in 2023 and 15.64% in 2022
% ownership interest		29.91%	29.91%
Interest Rate		100.00%
Year		9 years
TGLT [Member]
Statement [Line Items]
Debt instrument, description	On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of ARS 40 million, payable in two installments of ARS 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to ARS 76 million payables in 18 equal monthly installments. On March 8, 2018
% ownership interest		27.82%	27.82%